Corporate and Administrative Expenses - Schedule of Corporate and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	$ 22,050	$ 21,181
Employee compensation [Member]
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	9,302	8,624
Stock-based Compensation [Member]
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	4,718	3,680
Professional fees [Member]
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	3,325	4,324
Other general and administrative [Member]
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	$ 4,705	$ 4,553